VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 carriers	Dec. 31, 2011 carriers	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Number of drybulk carriers delivered	5	4
Cost of drybulk carriers	$ 145,200,000	$ 123,500,000
Number of car carriers	2
Cost of car carriers	76,900,000
Number of jackup drilling rigs delivered		1
Cost of jack-up drilling rig Soehanah		151,600,000
Depreciation	$ 55,602,000	$ 49,929,000	$ 34,201,000